Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

		As of September 30,
	Useful life	2024	2023
Land use rights	50 years	$256,211	$246,434
Trademark	5 years	120,412	-
Software	3 years	21,506	20,687
Total		398,129	267,121
Less: accumulated amortization		(135,251)	(118,537)
Intangible assets, net		$262,878	$148,584

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets is as follows:

Years Ending September 30,	Amortization expense

2025	$17,165
2026	17,165
2027	17,165
2028	17,165
2029	17,165
Thereafter	177,053
$262,878